Prepayments and Other Current Assets (Details) In Thousands, unless otherwise specified	Jun. 30, 2012 USD ($)		Jun. 30, 2012 CNY		Jun. 30, 2011 CNY		Dec. 31, 2010 CNY
Non-current assets:
Non-current prepayments	$ 6,322	[1]	40,165	[1]	40,158	[1]	40,258	[1]
Current assets:
Prepayments	4,934	[2]	31,345	[2]	32,920	[2]	106	[2]
Advances to suppliers	1,825	[3]	11,593	[3]	3,808	[3]	1,586	[3]
Notes, Loans and Financing Receivable, Net, Current	23,051	[4]	146,447	[4]	0	[4]	0	[4]
Other receivable	15,058	[5]	95,666	[5]	95,917	[5]	17,414	[5]
Less: Allowance for doubtful accounts	(651)		(4,140)		(60)		(60)
Prepaid Expense And Other Assets Current	$ 44,217		280,911		132,585		19,046

[1]	As of December 31, 2010, June 30, 2011 and June 30, 2012, the Company prepaid RMB 40 million for leasing one parcel of land for an extended lease term from December 31, 2028 (expiration of its land use right) to December 31, 2038.
[2]	The amount consists of RMB9.5 million (US$1.5 million) of prepayment of short-term debt financing costs which will be amortized over the term of the debt period, RMB4.8 million (US$0.8 million) property management fee and RMB5.3 million (US$0.8) prepayment of investment in Xinjiang production base and Zhuhai sweet corn business.
[3]	This amount represents interest-free payments to suppliers associated with contracts the Company enters into for the future scheduled delivery of corn seeds. The risk of loss arising from non-performance by or bankruptcy of the suppliers is assessed prior to placing the advance. To date, the Company has not experienced any loss on advances to suppliers.
[4]	This amount represents individual impaired loans in PGG Wrightson. As part of the sale of the Company's finance subsidiary PWF to Heartland Building Society, certain excluded loans were acquired by the Company's wholly owned subsidiary PGW Rural Capital Limited.
[5]	This amount mainly represents merchandise rebates from suppliers.